1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 28, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

Benefits and Detriments of the Business Combination

The following describes the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination:

•        SVAQ:    The SVAQ Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to the potential immediate demand for EigenQ’s products, its market positioning and platform scalability, its experienced, mission-driven management team, and its strategic fit with the SPAC platform. The SVAQ Board also considered the potential detriments of the Business Combination to SVAQ, including regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to SVAQ if the Business Combination is not consummated, including the risk that it may result in SVAQ being unable to complete a business combination and force SVAQ to liquidate. For more information about the factors the SVAQ Board considered in its decision-making regarding the proposed Business Combination, see “— The SVAQ Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”

•        Sponsor:    The Sponsor expects to receive substantial consideration in the Business Combination, including the following securities: (i) 5,425,000 shares of PubCo Common Stock upon the exchange of 5,000,000 Founder Shares and 425,000 SVAQ Private Shares in the Domestication, and (ii) 212,500 PubCo Private Warrants issued upon the exchange of 212,500 SVAQ Private Warrants, which were initially purchased as part of the SVAQ Private Units in the private placement for $10.00 per unit. The Sponsor is also entitled to the repayment at Closing of any out-of-pocket expenses, advances or loans made by the Sponsor that have not previously been repaid (though, as of the date of this proxy statement/prospectus, there no material expenses have been incurred that are expected to be reimbursable at or prior to the Closing) and to the payment of $25,000 per month by SVAQ for providing office space, utilities, secretarial and administrative support services pursuant to the Administrative Services Agreement dated December 22, 2025, by and between SVAQ and the Sponsor (approximately $75,000 of which fees, in the aggregate, have been accrued as expense but remain unpaid as of March 31, 2026). For more information, see “— Compensation to be Received by the Sponsor and SVAQ’s Officers and Directors in Connection with the Business Combination.” The Sponsor will only be able to realize a return on their equity in SVAQ (which may be materially higher than the return realized by Public Shareholders) if SVAQ completes a business combination. In addition, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, SVAQ may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s investment being worthless.

•        The SVAQ Unaffiliated Shareholders:    The SVAQ Unaffiliated Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of EigenQ, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the SVAQ Board described more fully in “— The SVAQ Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of SVAQ and the business of EigenQ, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of the Sponsor, and SVAQ’s Directors and Officers in the Business Combination.” Public Shareholders who elected to redeem their Public Shares have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of EigenQ following the Business Combination.

•        EigenQ and its Affiliates:    The EigenQ Board determined that the Business Combination presents an attractive business opportunity for EigenQ in light of certain factors, including, among other factors, that the Business Combination may potentially expand access to capital for EigenQ to fund the ongoing development and commercialization of its products, the terms of this particular potential Business Combination and the successful track record in prior business combinations of SVAQ’s and the Sponsor’s management team. For EigenQ’s shareholders and their affiliates, the listing and trading of their PubCo Common Stock is expected to make their holdings more liquid. The EigenQ Board also considered the potential detriments of the Business Combination to EigenQ and its affiliates, including, among other factors, the possibility that the Business Combination might not be completed in a timely manner or at all, the uncertainty of the potential benefits of the Business Combination being achieved, the costs involved in connection with completing the Business Combination, the additional costs and dedication of EigenQ management’s time and effort required to operate as a public company and the time and effort of EigenQ management required to complete the Business Combination. For more information, see “— EigenQ’s Reasons for the Business Combination” and various risks described under the section entitled “Risk Factors.”

SVAQ [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The SVAQ Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to the potential immediate demand for EigenQ’s products, its market positioning and platform scalability, its experienced, mission-driven management team, and its strategic fit with the SPAC platform. The SVAQ Board also considered the potential detriments of the Business Combination to SVAQ, including regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to SVAQ if the Business Combination is not consummated, including the risk that it may result in SVAQ being unable to complete a business combination and force SVAQ to liquidate. For more information about the factors the SVAQ Board considered in its decision-making regarding the proposed Business Combination, see “— The SVAQ Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”
Sponsor [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Sponsor expects to receive substantial consideration in the Business Combination, including the following securities: (i) 5,425,000 shares of PubCo Common Stock upon the exchange of 5,000,000 Founder Shares and 425,000 SVAQ Private Shares in the Domestication, and (ii) 212,500 PubCo Private Warrants issued upon the exchange of 212,500 SVAQ Private Warrants, which were initially purchased as part of the SVAQ Private Units in the private placement for $10.00 per unit. The Sponsor is also entitled to the repayment at Closing of any out-of-pocket expenses, advances or loans made by the Sponsor that have not previously been repaid (though, as of the date of this proxy statement/prospectus, there no material expenses have been incurred that are expected to be reimbursable at or prior to the Closing) and to the payment of $25,000 per month by SVAQ for providing office space, utilities, secretarial and administrative support services pursuant to the Administrative Services Agreement dated December 22, 2025, by and between SVAQ and the Sponsor (approximately $75,000 of which fees, in the aggregate, have been accrued as expense but remain unpaid as of March 31, 2026). For more information, see “— Compensation to be Received by the Sponsor and SVAQ’s Officers and Directors in Connection with the Business Combination.” The Sponsor will only be able to realize a return on their equity in SVAQ (which may be materially higher than the return realized by Public Shareholders) if SVAQ completes a business combination. In addition, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, SVAQ may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s investment being worthless.
The SVAQ Unaffiliated Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The SVAQ Unaffiliated Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participatein the potential future growth of EigenQ, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the SVAQ Board described more fully in “—The SVAQ Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of SVAQ and the business of EigenQ, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “—Interests of the Sponsor, and SVAQ’s Directors and Officers in the Business Combination.” Public Shareholders who elected to redeem their Public Shares have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of EigenQ following the Business Combination.
EigenQ and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The EigenQ Board determined that the Business Combination presents an attractive business opportunity for EigenQ in light of certain factors, including, among other factors, that the Business Combination may potentially expand access to capital for EigenQ to fund the ongoing development and commercialization of its products, the terms of this particular potential Business Combination and the successful track record in prior business combinations of SVAQ’s and the Sponsor’s management team. For EigenQ’s shareholders and their affiliates, the listing and trading of their PubCo Common Stock is expected to make their holdings more liquid. The EigenQ Board also considered the potential detriments of the Business Combination to EigenQ and its affiliates, including, among other factors, the possibility that the Business Combination might not be completed in a timely manner or at all, the uncertainty of the potential benefits of the Business Combination being achieved, the costs involved in connection with completing the Business Combination, the additional costs and dedication of EigenQ management’s time and effort required to operate as a public company and the time and effort of EigenQ management required to complete the Business Combination. For more information, see “— EigenQ’s Reasons for the Business Combination” and various risks described under the section entitled “Risk Factors.”